Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000248863 [Member]
Shareholder Report [Line Items]
Fund Name	GramercyEmerging Markets Debt Fund
Class Name	Institutional Class
Trading Symbol	GFEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gramercy Emerging Markets Debt Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gramercy Emerging Markets Debt Fund (Institutional Class/GFEMX)	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fund performance can be attributed to the following:
Security selection within local-currency sovereign credit was one of the biggest contributors to performance, with positions in South Africa and Brazil benefiting from strong investor demand, favorable technicals, and broad dollar weakness. Local-currency sovereign bonds were the strongest performer across Emerging Market (“EM”) fixed income in 2025, supported by broadening disinflation, elevated real rate buffers, and credible policy frameworks.
The Fund also benefited from an overweight positioning in the financial sector, where selection (to Turkish financials for example) also played a key role in performance.
The Fund also benefited from exposure to select idiosyncratic high‑yield sovereign situations, most notably Argentina, where bonds rallied nearly 20% following stronger‑than‑expected midterm election results, making it a key contributor to performance earlier in the year.
Allocation to BB‑rated sovereign and corporate credit added to performance, supported by strong risk appetite and spread tightening across high‑yield issuers.
The Fund’s exposure to select China property names detracted from performance, as these positions gave back prior gains amid renewed stress.
The Fund’s underweight to EM low-beta local markets detracted during several periods, particularly when “sell the U.S.” narrative was particularly strong and all EM local currencies benefitted, including low yielders, as the dollar weakened.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Gramercy Emerging Markets Debt Fund (Institutional Class/GFEMX)	13.08%	9.23%
JP Morgan EM Blend Equal Weighted Index	14.05%	9.88%
Bloomberg Aggregate Bond Index	7.30%	5.77%
[1]	Institutional Class shares commenced operations on April 1, 2024.

Performance Inception Date	Apr. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/ for the most recent performance information.
Net Assets	$ 58,920,846
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 2,702
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund's net assets	$58,920,846
Total number of portfolio holdings	132
Total advisory fees paid (net)	$2,702
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Republic of South Africa Government Bond, 6.500%, 2/28/2041	3.6%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2031	3.5%
Mexican Bonos, 5.750%, 3/5/2026	2.6%
Republic of Poland Government Bond, 1.750%, 4/25/2032	2.5%
Czech Republic Government Bond, 3.000%, 3/3/2033	1.8%
Qatar Government International Bond, 4.750%, 5/29/2034	1.5%
MDGH GMTN RSC Ltd., 2.500%, 6/3/2031	1.3%
Indonesia Government International Bond, 3.700%, 10/30/2049	1.3%
Uruguay Government International Bond, 4.975%, 4/20/2055	1.3%
Petronas Capital Ltd., 3.404%, 4/28/2061	1.2%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Republic of South Africa Government Bond, 6.500%, 2/28/2041	3.6%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2031	3.5%
Mexican Bonos, 5.750%, 3/5/2026	2.6%
Republic of Poland Government Bond, 1.750%, 4/25/2032	2.5%
Czech Republic Government Bond, 3.000%, 3/3/2033	1.8%
Qatar Government International Bond, 4.750%, 5/29/2034	1.5%
MDGH GMTN RSC Ltd., 2.500%, 6/3/2031	1.3%
Indonesia Government International Bond, 3.700%, 10/30/2049	1.3%
Uruguay Government International Bond, 4.975%, 4/20/2055	1.3%
Petronas Capital Ltd., 3.404%, 4/28/2061	1.2%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
C000248864 [Member]
Shareholder Report [Line Items]
Fund Name	GramercyEmerging Markets Debt Fund
Class Name	Class A
Trading Symbol	GFEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Gramercy Emerging Markets Debt Fund (“Fund”) for the period of January 01, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gramercy Emerging Markets Debt Fund (Class A/GFEAX)	$117	1.10%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Fund performance can be attributed to the following:
Security selection within local-currency sovereign credit was one of the biggest contributors to performance, with positions in South Africa and Brazil benefiting from strong investor demand, favorable technicals, and broad dollar weakness. Local-currency sovereign bonds were the strongest performer across Emerging Market (“EM”) fixed income in 2025, supported by broadening disinflation, elevated real rate buffers, and credible policy frameworks.
The Fund also benefited from an overweight positioning in the financial sector, where selection (to Turkish financials for example) also played a key role in performance.
The Fund also benefited from exposure to select idiosyncratic high‑yield sovereign situations, most notably Argentina, where bonds rallied nearly 20% following stronger‑than‑expected midterm election results, making it a key contributor to performance earlier in the year.
Allocation to BB‑rated sovereign and corporate credit added to performance, supported by strong risk appetite and spread tightening across high‑yield issuers.
The Fund’s exposure to select China property names detracted from performance, as these positions gave back prior gains amid renewed stress.
The Fund’s underweight to EM low-beta local markets detracted during several periods, particularly when “sell the U.S.” narrative was particularly strong and all EM local currencies benefitted, including low yielders, as the dollar weakened.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Gramercy Emerging Markets Debt Fund (Class A/GFEAX)[2,3]	7.96%	6.25%
Gramercy Emerging Markets Debt Fund (Class A/GFEAX)—excluding sales load	12.80%	8.89%
JP Morgan EM Blend Equal Weighted Index	14.05%	9.88%
Bloomberg Aggregate Bond Index	7.30%	5.77%
[1]	Class A shares commenced operations on April 1, 2024.
[2]	Maximum sales charge (load) of 4.25% of offering price.
[3]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.

Performance Inception Date	Apr. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/ for the most recent performance information.
Net Assets	$ 58,920,846
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 2,702
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund's net assets	$58,920,846
Total number of portfolio holdings	132
Total advisory fees paid (net)	$2,702
Portfolio turnover rate as of the end of the reporting period	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Republic of South Africa Government Bond, 6.500%, 2/28/2041	3.6%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2031	3.5%
Mexican Bonos, 5.750%, 3/5/2026	2.6%
Republic of Poland Government Bond, 1.750%, 4/25/2032	2.5%
Czech Republic Government Bond, 3.000%, 3/3/2033	1.8%
Qatar Government International Bond, 4.750%, 5/29/2034	1.5%
MDGH GMTN RSC Ltd., 2.500%, 6/3/2031	1.3%
Indonesia Government International Bond, 3.700%, 10/30/2049	1.3%
Uruguay Government International Bond, 4.975%, 4/20/2055	1.3%
Petronas Capital Ltd., 3.404%, 4/28/2061	1.2%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Republic of South Africa Government Bond, 6.500%, 2/28/2041	3.6%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2031	3.5%
Mexican Bonos, 5.750%, 3/5/2026	2.6%
Republic of Poland Government Bond, 1.750%, 4/25/2032	2.5%
Czech Republic Government Bond, 3.000%, 3/3/2033	1.8%
Qatar Government International Bond, 4.750%, 5/29/2034	1.5%
MDGH GMTN RSC Ltd., 2.500%, 6/3/2031	1.3%
Indonesia Government International Bond, 3.700%, 10/30/2049	1.3%
Uruguay Government International Bond, 4.975%, 4/20/2055	1.3%
Petronas Capital Ltd., 3.404%, 4/28/2061	1.2%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.